Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 23, 2016
Deutsche X-trackers Barclays International High Yield Bond Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche X-trackers Barclays International High Yield Bond Hedged ETF Ticker: IHIY Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Deutsche X-trackers Barclays International High Yield Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Pan-European High Yield Index (USD Hedged) (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses that you will pay when you buy and hold shares. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the example can affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to track the performance of publicly issued below investment grade corporate debt denominated in euro, British pound, Danish krone, Norwegian krone, Swedish krona and Swiss franc while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies included in the Underlying Index. Inclusion in the Underlying Index is based on the currency of the issue and not on the domicile of the issuer. Emerging market debt is not eligible for inclusion in the Underlying Index.

The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index.

The bonds eligible for inclusion in the Underlying Index must: (i) be rated below investment grade (Ba1/BB+/BB+ or lower) using the middle rating of Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”), and Standard & Poor’s Financial Services, LLC (“S&P”); (ii) have at least one year remaining term to final maturity as of the rebalancing date; (iii) have a fixed-rate coupon (including zero coupon), a callable fixed-to-floating rate coupon during the fixed-rate term only, or a step-up coupon that changes according to a predetermined schedule; (iv) be non-convertible and taxable; and (v) meet certain minimum size requirements based on the issuer’s local currency. The Underlying Index is reconstituted and rebalanced on a monthly basis.

As of June 30, 2016, the Underlying Index was comprised of 660 bonds issued by 343 different issuers from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, Jersey Channel Islands, Luxembourg, the Netherlands, Norway, Portugal, Slovenia, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund enters into forward currency contracts designed to offset the Fund’s exposure to foreign currencies. The Fund hedges each foreign currency in the portfolio to U.S. dollars by selling the applicable foreign currency forward at the one-month forward rate published by WM/Reuters. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to each non-U.S. currency based on currency weights as of the beginning of each month. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar. The Fund may use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity (as opposed to deliverable forward contracts, which per their terms are settled by physical delivery of the currencies). Rather, based on the movement of the currencies and the contractually agreed upon exchange rate, a net cash settlement is made by one party to the other in U.S. dollars.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds and in instruments designed to hedge against the Fund’s exposure to non-U.S. currencies. As of June 30, 2016, the Underlying Index was substantially comprised of securities of issuers from Italy (22.1%) and the United Kingdom (20.2%).

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of June 30, 2016, the Underlying Index was substantially comprised of issuers in the industrials (72.6%) and financial services (22.3%) sectors.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About the Funds’ Investment Strategies, Underlying Indexes and Risks – Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Fixed income securities risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase debt instruments included in the Underlying Index.

Fixed income markets risk. The values of many types of debt securities have been reduced over a period of many years since the credit crisis started due to problems relating to subprime mortgages. These market problems also have affected debt securities that are not related to mortgage loans. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments also have had a negative effect on the broader economy.

High yield securities risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity with respect to the issuer’s continuing ability to meet principal and interest payments. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities; result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund; reduce liquidity for certain investments; and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities because there might not be any established secondary market. Investments in the high-yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities could experience sudden and sharp volatility, which is generally associated more with investments in stocks.

Foreign investment risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

European economic risk. The Economic and Monetary Union (the “EMU”) of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on economies, financial markets and asset valuations in the EU and around the world.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates because interest rates are expected to start increasing in the foreseeable future, with unpredictable impacts on the markets and the Fund’s investments.

Credit risk. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Because the issuers of junk bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Financial services sector risk. The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Industrials sector risk. The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Forward currency contract risk. The Fund enters into forward currency contracts to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s forward currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money. NDFs may be less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could adversely affect the Fund’s ability to hedge against currency fluctuations and properly track the Underlying Index.

Restricted securities/Rule 144A securities risk. The Fund may invest a significant portion of its assets in securities offered pursuant to Rule 144A under the 1933 Act, which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.

Pricing risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Issuer-specific changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Indexing risk. An index fund’s performance may not exactly replicate the performance of its target index. For example, the Fund incurs fees, administrative expenses and transaction costs that the Underlying Index itself does not. The Fund uses sampling techniques (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), thus the composition of its portfolio may diverge from that of the Underlying Index. Also, while the exposure of the Underlying Index to its component securities is by definition 100%, the Fund’s effective exposure to Underlying Index securities may be greater or less than 100%, and may vary over time. Because the Fund, as an index fund, is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs (including the costs of entering into currency forward contracts on a frequent basis), cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index. In addition, the Underlying Index is not required to apply fair valuation to its constituents, but the Fund may apply fair valuation to its portfolio securities in certain situations (as set forth above under “Pricing Risk”), which may lead to increased differences between the Fund’s performance and that of the Underlying Index.

Market price risk. Fund shares are expected to be listed for trading on NYSE Arca and will be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. However, the Fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in Fund shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen.

The bid-ask spread of the Fund may be wider in comparison to the bid-ask spread of other ETFs, given the liquidity of the Fund’s assets and the Underlying Index’s (and thus the Fund’s) currency hedging strategy. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming shares directly with the Fund.

Counterparty risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Geographic concentration risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. As of June 30, 2016, a significant percentage of the Underlying Index was comprised of securities of issuers from Italy (22.1%) and the United Kingdom (20.2%).

Non-diversification risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has less than one calendar year of performance and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.deutsche-etfs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has less than one calendar year of performance and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deutsche-etfs.com
Deutsche X-trackers Barclays International High Yield Bond Hedged ETF | Deutsche X-trackers Barclays International High Yield Bond Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	$ 128

[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.